ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current:
Accounts payable	$ 1,877	$ 1,461
Accrued liabilities	1,103	751
Deferred revenue	338	256
Lease liabilities	416	206
Provisions	161	176
Loans and notes payable	0	134
Other liabilities	124	293
Total current	4,019	3,277
Non-current:
Lease liabilities	3,423	3,597
Deferred revenue	366	467
Accrued liabilities	200	0
Provisions	492	423
Pension liabilities	172	315
Loans and notes payable	28	84
Other liabilities	346	311
Total non-current	$ 5,027	$ 5,197